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Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

July 11, 2025

via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Palmer Square Funds Trust (the “Registrant”)

File No. 811-23946

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of the Registrant’s series, Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration Investment Grade Fund, in connection with the reorganization of Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration Investment Grade Fund, each a series of Investment Managers Series Trust, into Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration Investment Grade Fund (the “New Funds”), respectively. The New Funds are newly organized series of the Registrant, established to consummate the reorganizations.

The Registrant has filed a Post-Effective Amendment to its Registration Statement on Form N-1A (the “N-1A Amendment”) to register the issuance of the shares of the New Funds following the completion of the reorganizations. With respect to each New Fund, to the extent the applicable N-1A Amendment and the applicable Form N-14 Registration Statement require disclosure of the same information, the disclosures set forth in the N-1A Amendment are substantially identical to those in the corresponding Form N-14 Registration Statement.

Please contact the undersigned at (312) 609-7661 or Joseph Mannon at (312) 609-7883 if you have any questions or comments.

Very truly yours,

/s/ Deborah B. Eades

Deborah B. Eades
Shareholder

cc:	Joseph Mannon, Shareholder, Vedder Price P.C.

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